Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Summary of Direct and Indirect Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Debtor, Company		Enel Distribución Ceará S.A.
Relationship		Subsidiary
CELG Distribucion S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Debtor, Company		CELG Distribuição S.A.
Relationship		Subsidiary
Direct Guarantees [Member] | Mitsubishi Corporation [Member] | Enel Generación Costanera [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Mitsubishi Corporation
Debtor, Company	Enel Generación Costanera
Relationship	Creditor
Type of Guarantee	Pledge
Assets Committed, Type	Combined cycle plant
Assets Committed, Carrying Amount	$ 26,156
Outstanding balance	$ 53,161,000	$ 51,005,000	$ 49,643,000
Direct Guarantees [Member] | Credit Suisse First Boston [Member] | Enel Generación Costanera [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Credit Suisse First Boston
Debtor, Company	Enel Generación Costanera
Relationship	Creditor
Type of Guarantee	Pledge
Assets Committed, Type	Combined cycle plant
Outstanding balance			1,667,000
Direct Guarantees [Member] | Citibank N.A [Member] | Endesa Argentina [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Citibank N.A.
Debtor, Company	Endesa Argentina
Relationship	Creditor
Type of Guarantee	Pledge
Assets Committed, Type	Cash deposit
Outstanding balance			613,000
Direct Guarantees [Member] | Deutsche Bank / Santander Benelux [Member] | Enel Americas [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Deutsche Bank / Santander Benelux
Debtor, Company	Enel Américas
Relationship	Creditor
Type of Guarantee	Deposit accounts
Assets Committed, Type	Cash deposit
Outstanding balance			56,824,000
Direct Guarantees [Member] | Various Creditors [Member] | Enel Distribución Río [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Various Creditors
Debtor, Company	Enel Distribución Río S.A. (ex Ampla S.A.)
Relationship	Creditor
Type of Guarantee	Pledge on collection and others
Assets Committed, Type	Collection accounts
Assets Committed, Carrying Amount	$ 23,846
Outstanding balance	$ 105,335,000	203,739,000	138,525,000
Direct Guarantees [Member] | Various Creditors [Member] | Enel Distribución Ceará [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Various Creditors
Debtor, Company	Enel Distribución Ceará S.A. (ex Coelce S.A.)
Relationship	Creditor
Type of Guarantee	Pledge on collection and others
Assets Committed, Type	Collection accounts
Assets Committed, Carrying Amount	$ 20,611
Outstanding balance	$ 106,854,000	125,696,000	84,861,000
Direct Guarantees [Member] | Various Creditors [Member] | CELG Distribucion S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Various Creditors
Debtor, Company	CELG Distribución S.A.
Relationship	Creditor
Type of Guarantee	Pledge on collection and others
Assets Committed, Type	Collection accounts
Assets Committed, Carrying Amount	$ 37,072
Outstanding balance	$ 154,954,000
Direct Guarantees [Member] | Banco Nacional de Desarrollo Economico y Social [Member] | Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Banco Nacional de Desarrollo Económico y Social
Debtor, Company	Enel Cien
Relationship	Creditor
Type of Guarantee	Mortgage, pledge and others
Assets Committed, Type	Collection accounts
Assets Committed, Carrying Amount	$ 252
Outstanding balance	4,074,000	5,733,000	5,555,000
Indirect Guarantees [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	$ 528,381	484,622	451,333
Indirect Guarantees [Member] | Bondholders of Endesa Chiles Bonds [Member] | Bonds Serie H [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Bondholders of Endesa Chile's Bonds
Relationship	Entities demerged from original debtor Endesa Chile (codebtor Endesa Américas and after merger Enel Américas) (1)
Type of Guarantee	Codebtor
Outstanding balance	$ 96,857	95,368	94,706
Description of type of other equity instruments granted	Secured
Maturity	October 2028
Debtor	Enel Generación Chile S.A.
Indirect Guarantees [Member] | Bondholders of Endesa Chiles Bonds [Member] | Bonds Serie M [Member]
Disclosure Of Other Provisions [Line Items]
Creditor of Guarantee	Bondholders of Endesa Chile's Bonds
Relationship	Entities demerged from original debtor Endesa Chile (codebtor Endesa Américas and after merger Enel Américas) (1)
Type of Guarantee	Codebtor
Outstanding balance	$ 431,524	$ 389,254	$ 356,627
Description of type of other equity instruments granted	Secured
Maturity	December 2029
Debtor	Enel Generación Chile S.A.